INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Period adjustments to adjust previously reported purchase price allocations	$ 0.8
Non-capital loss carry forwards	1,871.6	$ 1,763.3
Deferred tax expense	$ 1.8